Consolidated statement of comprehensive income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement of comprehensive income [abstract]
Net result (before non-controlling interests)	[1]	€ 4,001		€ 4,869		€ 5,546
Items that will not be reclassified to the statement of profit or loss:
Realised and unrealised revaluations property in own use	[1]	58		1		26
Remeasurement of the net defined benefit asset/liability 36	[1]	58		6		(29)
Net change in fair value of equity instruments at FVOCI	[1]	139		(461)
Change in fair value of own credit risk of financial liabilities at FVPL	[1]	(116)		199
Items that may subsequently be reclassified to the statement of profit or loss:
Unrealised revaluations AFS investments and other revaluations	[1]					(283)
Realised gains/losses on AFS investments reclassified to the statement of profit or loss	[1]					(92)
Realised gains/losses on debt instruments at FVOCI reclassified to the statement of profit or loss	[1]	(42)		(177)
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss	[1]	(34)		(56)
Changes in cash flow hedges		640	[1]	382	[1]	(525)
Exchange rate differences	[1]	(29)		(396)		(864)
Share of other comprehensive income of associates and joint ventures and other income	[1]			14		(5)
Total comprehensive income	[1]	4,674		4,381		3,774
Comprehensive income attributable to:
Non-controlling interests	[1]	142		132		109
Equityholders of the parent	[1]	4,532		4,250		3,665
Total comprehensive income	[1]	€ 4,674		€ 4,381		€ 3,774

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.